Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

4. Share-Based Compensation

At the Effective Time of the Merger, the Company assumed all stock options then outstanding under ITI’s 2003 Equity Incentive Plan (the 2003 Plan). The 2003 Plan provided for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The 2003 Plan expired by its terms in July 2013 and no new awards may be granted. As of September 30, 2013, the only outstanding awards under the 2003 Plan were options to purchase 1,462,380 shares of common stock.

Stock options granted under the 2003 Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code of 1986, as amended (the Code), or non-qualified stock options. The Board of Directors determined who received options as well as the vesting periods (which are generally two to three years) and exercise prices of options. Options have a maximum term of ten years. The exercise price of ISOs granted under the 2003 Plan must be at least equal to the fair market value of the common stock on the date of grant.

In addition, in August 2013, the Board of Directors approved the 2013 Equity Incentive Plan (the 2013 Plan). The Company expects the 2013 Plan will be effective on November 7, 2013 upon the effectiveness of stockholder approval of the plan by the Company’s sole stockholder prior to the Merger. The maximum number of shares of common stock that may be delivered in satisfaction of awards under the 2013 Plan is 799,934 shares, plus up to an additional maximum of 1,462,380 shares which may be issued solely after the cancellation or expiration of any unexercised stock options under the 2003 Plan that the Company assumed in the Merger. In addition, the 2013 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2013 Plan on January 1 of each year commencing on January 1, 2014 and ending upon expiration of the 2013 Plan. The annual increase in the number of shares shall be equal to the lesser of: 800,000 shares of common stock; 4% of the number of shares of common stock outstanding as of such date; and such lesser number of shares as determined by the Board of Directors prior to the applicable January 1st date.

These numbers are subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. Unless sooner terminated by the Board of Directors or stockholders, the 2013 Plan will expire 10 years from its date of effectiveness. Under the 2013 Plan, the Company may grant ISOs, nonstatutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights and other stock awards to its employees, directors and consultants. As of September 30, 2013, no awards have been made under the 2013 Plan.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and consultants recognized during three- and nine-months ended September 30, 2013 and 2012, was comprised of the following:

	Three-Months Ended September 30		Nine-Months Ended September 30
	2013	2012	2013	2012

Research and development	$38,856	$32,200	$96,943	$86,845
General and administrative	80,361	65,261	185,507	195,784

Total share-based compensation expense	$119,217	$97,461	$282,450	$282,629

The following table describes the weighted-average assumptions used for calculating the value of options granted during the nine-months ended September 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40% - 1.80%
Expected term	6.2 years

Information regarding the stock options activity including employees, directors and consultants as of September 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	1,707,114	$1.3802	4.4 years
Options granted (unaudited)	247,600	$3.2600	6.2 years
Options exercised (unaudited)	(489,667)	$0.6470	1.3 years
Options canceled or expired (unaudited)	(2,667)	$2.9725	8.7 years

Outstanding at September 30, 2013 (unaudited)	1,462,380	$1.9410	5.5 years

Vested or expected to vest at September 30, 2013 (unaudited)	1,462,380	$1.9410	5.5 years

Exercisable at September 30, 2013 (unaudited)	1,118,156	$1.5801	6.9 years

5. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2003 Equity Incentive Plan (the Plan) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The Company reserved 3,700,000 shares of common stock for issuance under the Plan. In December 2012, the Company increased the number of shares of common stock reserved for issuance under the plan to 5,700,000.

Stock options granted under the Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices. Options have a maximum term of 10 years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years

The weighted-average grant date fair value for awards granted during the year ended December 31, 2012, was $0.99. Total intrinsic value of the options exercised was approximately $63,000 and $35,000 in the year ended December 31, 2012. The total fair value of shares vested in the years ended December 31, 2012 and 2011, was approximately $332,000 and $182,000 respectively.

During 2012, the Company granted options to certain scientific advisory board members of the Company to purchase 39,000 shares of common stock at an average exercise price of $1.42. There were no options granted during 2011. The options vest ratably over a period of 12 to 24 months. Stock compensation related to these grants will fluctuate with any changes in the underlying value of the Company’s common stock, as the performance period is not fixed.

The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2012, is $285,327 and will be recognized over a weighted-average period of 1.9 years. The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2011, is $259,899 and will be recognized over a weighted-average period of 1.5 years.